American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP ULTRA FUND

Supplement dated November 17, 2006 * Prospectus dated May 1, 2006

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING THE FUND MANAGEMENT
TEAM ON PAGE 9.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

WADE W. SLOME

Mr. Slome, Vice President and Portfolio Manager, has been a member of the team that manages VP Ultra since its inception. He joined American Century in June
1998 and became a Portfolio Manager in July 2002. He holds a bachelor's degree in economics from the University of California - Los Angeles and an MBA in
finance from Cornell University. He is a CFA charterholder.

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, joined the team that manages
VP Ultra in June 2006. He joined American Century in July 1996 and became a portfolio manager in 2000. He has a bachelor of business administration from
Southern Methodist University and an MBA from Wharton School of Business,
University of Pennsylvania. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-52481 0611

American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated November 17, 2006 * Statement of Additional  Information  dated
May 1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS".

THE ENTRY FOR CHARLES C.S. PARK IN THE OFFICERS TABLE ON PAGE 30 IS DELETED. THE
FOLLOWING REPLACES THE ENTRY FOR MARYANNE ROEPKE ON PAGE 30.

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer, Senior Vice President,
Treasurer and Chief Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to present). Also serves as: Senior Vice President, ACS; Assistant Treasurer,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

THE FOLLOWING REPLACES THE ENTRIES FOR VP GROWTH AND VP ULTRA IN THE MANAGEMENT
FEE CHART ON PAGE 44.

Fund                      CLASS                 PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
VP Growth                 Class I               1.00% of first $5 billion
                                                0.98% of next $5 billion
                                                0.97% of next $5 billion
                                                0.96% of next $5 billion
                                                0.95% of next $5 billion
                                                0.90% of next $5 billion
                                                0.80% over $30 billion
--------------------------------------------------------------------------------
VP International          Class I &             1.50% of first $250 million
                          Class III             1.20% of the next $250 million
                                                1.10% of the next $250 million
                                                1.00% over $1 billion
                          ------------------------------------------------------
                          Class II &            1.40% of first $250 million
                          Class IV              1.10% of the next $250 million
                                                1.00% of the next $250 million
                                                0.90% over $1 billion
--------------------------------------------------------------------------------
VP Ultra                  Class I &             1.00% of first $5 billion
                          Class III             0.98% of next $5 billion
                                                0.97% of next $5 billion
                                                0.96% of next $5 billion
                                                0.95% of next $5 billion
                                                0.90% of next $5 billion
                                                0.80% over $30 billion
                          ------------------------------------------------------
                          Class II              0.90% of first $5 billion
                                                0.88% of next $5 billion
                                                0.87% of next $5 billion
                                                0.86% of next $5 billion
                                                0.85% of next $5 billion
                                                0.80% of next $5 billion
                                                0.70% over $30 billion
--------------------------------------------------------------------------------

THE FOLLOWING ENTRIES REPLACE THE ENTIRES IN THE OTHER ACCOUNTS MANAGED TABLE
FOR VP INTERNATIONAL ON PAGE 48 AND VP ULTRA ON PAGE 49.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2005)
                                  REGISTERED                          OTHER ACCOUNTS
                                  INVESTMENT                          (E.G., SEPARATE
                                  COMPANIES                           ACCOUNTS AND
                                  (E.G., OTHER      OTHER POOLED      CORPORATE
                                  AMERICAN          INVESTMENT        ACCOUNTS
                                  CENTURY FUNDS     VEHICLES (E.G.,   INCLUDING
                                  AND AMERICAN      COMMINGLED        INCUBATION
                                  CENTURY -         TRUSTS AND        STRATEGIES AND
                                  SUBADVISED        529 EDUCATION     CORPORATE
                                  FUNDS)            SAVINGS PLANS)    MONEY)
-------------------------------------------------------------------------------------
VP International
-------------------------------------------------------------------------------------
Alexander      Number of Other    4                 1                 1
Tedder(1)      Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $2,974,302,890    $43,027,104       $217,299,418
               Accounts Managed
-------------------------------------------------------------------------------------
Keith          Number of Other    10                1                 2
Creveling      Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $7,820,770,518    $39,606,032       $201,085,727
               Accounts Managed
-------------------------------------------------------------------------------------
VP Ultra
-------------------------------------------------------------------------------------
Wade           Number of Other    2                 0                 0
Slome          Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $21,340,368,480   N/A               N/A
               Accounts Managed
-------------------------------------------------------------------------------------
Tom            Number of Other    2                 0                 0
Telford(2)     Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $17,363,542,134   N/A               N/A
               Accounts Managed
-------------------------------------------------------------------------------------

(1)  MR. TEDDER BECAME A PORTFOLIO MANAGER ON JULY 5, 2006. INFORMATION IS
     PROVIDED AS OF JULY 7, 2006.

(2)  MR. TELFORD BECAME A PORTFOLIO MANAGER ON JUNE 30, 2006. INFORMATION
     IS PROVIDED AS OF JULY 7, 2006.

THE FOLLOWING REPLACES THE SECTION Ownership of Securities ON PAGE 51.

OWNERSHIP OF SECURITIES

As of December 31, 2005, the funds' most recent year end, none of the portfolio managers beneficially owned shares of the fund they manage. As of April 21,
2006, none of the portfolio managers for VP Balanced beneficially owned shares of the fund they manage. As of July 7, 2006, neither Alexander Tedder nor Tom
Telford beneficially owned shares of the fund they manage. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. However, because these portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category, the portfolio manager is not required to invest in each such fund.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-52491 0611